Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management
Summary of group's financial liabilities based on their contractual maturities

The following tables present the Group's financial liabilities based on their contractual maturities (amounts disclosed in the tables are the contractual, undiscounted cash flows):

	One year	One to five
	or less	years	Total
	(in thousands)
As of December 31, 2017
Trade and other payables	$30,562	$—	$30,562
Borrowings	1,188	7	1,195
	$31,750	$7	$31,757

	One year	One to five
	or less	years	Total
	(in thousands)
As of December 31, 2016
Trade and other payables	$21,270	$—	$21,270
Borrowings	143	6	149
	$21,413	$6	$21,419